Share-Based Compensation (LTI Share Activity) (Details) - Long Term Incentive Shares - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares
Nonvested, Beginning Balance (shares)	775
Granted (shares)	343
Vested (shares)	(292)
Forfeited (shares)	(44)
Nonvested, Ending Balance (shares)	782	775
Weighted Avg. Grant Date Fair value
Nonvested, Beginning Balance (USD per share)	$ 36.43
Granted (USD per share)	39.89	$ 39.93	$ 32.48
Vested (USD per share)	36.29
Forfeited (USD per share)	37.85
Nonvested, Ending Balance (USD per share)	$ 37.92	$ 36.43